CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 115	$ 173
Restricted cash	154	136
Trade receivables and other current assets	718	607
Financial instrument assets	75	60
Due from related parties	60	65
Assets held for sale	352	920
Total current assets	1,474	1,961
Financial instrument assets	165	124
Equity-accounted investments	1,889	1,569
Property, plant and equipment, at fair value	30,714	29,025
Goodwill	821	828
Deferred income tax assets	116	91
Other long-term assets	512	505
Total assets	35,691	34,103
Current liabilities
Accounts payable and accrued liabilities	590	533
Financial instrument liabilities	139	27
Due to related parties	127	101
Non-recourse borrowings	685	495
Liabilities directly associated with assets held for sale	137	533
Total current liabilities	1,678	1,689
Financial instrument liabilities	39	111
Corporate borrowings	2,100	2,328
Non-recourse borrowings	8,219	7,895
Deferred income tax liabilities	4,537	4,140
Other long-term liabilities	987	734
Equity
Preferred limited partners' equity	833	707
Limited partners' equity	4,576	4,484
Total Equity And Liabilities	35,691	34,103
Non-controlling interests
Current assets
Property, plant and equipment, at fair value	30,714	29,025
Total assets	35,691	34,103
Equity
Non-controlling interests	12,722	12,015
Participating non-controlling interests - in operating subsidiaries
Equity
Non-controlling interests	8,742	8,129
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	68	66
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	3,315	3,252
Preferred equity
Equity
Non-controlling interests	$ 597	$ 568